Offerings	Sep. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Omitted pursuant to General Instruction II.C to Form F-3. The amount to be registered consists of up to US$700,000,000 of an indeterminate amount of Class A ordinary shares, debt securities and warrants, that may be offered and sold from time to time in one or more offerings.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Omitted pursuant to General Instruction II.C to Form F-3. The amount to be registered consists of up to US$700,000,000 of an indeterminate amount of Class A ordinary shares, debt securities and warrants, that may be offered and sold from time to time in one or more offerings.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Omitted pursuant to General Instruction II.C to Form F-3. The amount to be registered consists of up to US$700,000,000 of an indeterminate amount of Class A ordinary shares, debt securities and warrants, that may be offered and sold from time to time in one or more offerings.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering Note	Omitted pursuant to General Instruction II.C to Form F-3. The amount to be registered consists of up to US$700,000,000 of an indeterminate amount of Class A ordinary shares, debt securities and warrants, that may be offered and sold from time to time in one or more offerings.